Short Term Investments	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Short Term Investments
10. SHORT-TERM INVESTMENTS

	December 31, 2020			December 31, 2019
	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Short-term investments	$111,946	$20,419	$91,527	$117,776	$36,826	$80,950